Property and Equipment (Details Textual) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2019	Dec. 31, 2019	Dec. 31, 2020
Property and Equipment (Textual)
Depreciation expense	$ 10,000	$ 33,000	$ 53,000